Right of use assets & lease liabilities - Lease liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liability	€ 39.8	€ 37.7	€ 39.4
Non-current lease liability	105.1	111.4	125.2
Total lease liabilities at end of year	144.9	149.1	€ 164.6	€ 206.3
Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liability	36.6
Non-current lease liability	69.0
Total lease liabilities at end of year	105.6	€ 149.1
Hangar and Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liability	3.2
Non-current lease liability	36.1
Total lease liabilities at end of year	€ 39.3